UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					WASHINGTON, D.C. 20549


						FORM N-CSR

		CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
					INVESTMENT COMPANIES

			Investment Company Act file number 811-4503

				    Tax-Free Trust of Arizona
			(Exact name of Registrant as specified in charter)

					   380 Madison Avenue
					New York, New York 10017
			(Address of principal executive offices)  (Zip code)

					  Joseph P. DiMaggio
					  380 Madison Avenue
					New York, New York 10017
				(Name and address of agent for service)

		Registrant's telephone number, including area code:	(212) 697-6666


				Date of fiscal year end:	6/30

				Date of reporting period:	12/31/05

						FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS.


SEMI-ANNUAL
REPORT
DECEMBER 31, 2005

                          A TAX-FREE INCOME INVESTMENT

                      [LOGO OF TAX-FREE TRUST OF ARIZONA:
   EAGLE SITTING ON TOP OF FLAG ABOVE THE WORDS "TAX-FREE TRUST OF ARIZONA"]

[LOGO OF THE AQUILA
GROUP OF FUNDS:                    ONE OF THE
AN EAGLE'S HEAD]           AQUILA(SM) GROUP OF FUNDS

[LOGO OF TAX-FREE TRUST OF ARIZONA:
EAGLE SITTING ON TOP OF FLAG ABOVE THE WORDS
"TAX-FREE TRUST OF ARIZONA"]

                SERVING ARIZONA INVESTORS FOR ALMOST TWO DECADES

                            TAX-FREE TRUST OF ARIZONA

                      "THE BENEFITS OF TAX-FREE INVESTING"

                                                                  February, 2006

Dear Fellow Shareholder:

      As the name of your trust clearly states, Tax-Free Trust of Arizona is tax-free* - free from Arizona state and regular Federal income taxes.

      This tax-free status serves many purposes. It obviously provides you, and our other shareholders, with tax-free income. But, it also provides municipalities with an attractive motivator to help them raise revenue. Additionally, the projects trusted by these tax-free securities enhance the quality of life for all community residents.

      Many individuals pay as much as 30% to 40% of their income in Federal and state taxes. Obviously, if you have to pay that much in taxes, it significantly reduces what you get to keep in your pocket.

BENEFITS TO INVESTORS

      As an investor seeking tax-free income, do you have to forego higher yields? Not necessarily.

                                  [BAR CHART]

                  Hypothetical Tax-Free Yield                       3%
                  Hypothetical Taxable Equivalent Yield           4.9%

                  Hypothetical Tax-Free Yield                       4%
                  Hypothetical Taxable Equivalent Yield           6.6%

                  Hypothetical Tax-Free Yield                       5%
                  Hypothetical Taxable Equivalent Yield           8.2%

                        This chart assumes a 35% federal and 5% state tax-rate and is for illustration purposes only; it does not represent past or future performance of any investment.

      The chart above shows that you would have to earn significantly more from a taxable investment in order to be equal to what you get to keep from a tax-free investment.

      As you can clearly see from the chart, you would have to earn 6.6% on a taxable investment in order to equal the tax-free level of 4%.

      Keep this illustration in mind the next time you examine the yield that Tax-Free Trust of Arizona offers you. You will find that a 3%, 4% or 5% tax-free yield looks considerably more attractive to you when you consider the implications of taxes.

                      NOT A PART OF THE SEMI-ANNUAL REPORT

BENEFITS TO MUNICIPALITIES

      As you are most likely aware, states, counties, cities, towns, and other forms of municipalities issue tax-free bonds to raise monies. These issues generally take two forms - general obligation securities and revenue securities.

      General obligation municipal securities are primarily those securities used to finance the general needs of such municipalities. General obligation securities are secured by the tax-raising power of the specific municipality in terms of its ability to pay interest and repay principal on a timely basis. Thus, these securities are considered to be "backed by the full faith and credit" of the issuer.

      Revenue securities are issued to finance specific projects, such as a hospital or airport. In this instance, the municipal issuer pledges the operating revenues derived from the specific project to pay the interest and repay the principal when due.

      In many cases, smaller municipalities would have difficulty selling these securities to the marketplace were it not for the added attractiveness of tax-free status.

BENEFITS TO QUALITY OF LIFE

      The benefit you may not have considered - when you made your investment in the Trust - was that in the process of having the Trust provide you with tax-free income, it also provides help to a variety of others within your community and Arizona. This is a benefit in which you can take real pride.

      Municipal bonds, such as those in which Tax-Free Trust of Arizona invests, are the primary way infrastructure is financed. Infrastructure is a relatively obscure word that by itself doesn't mean much to most people. But, when you translate the word "infrastructure" into projects such as schools, roads, bridges, water facilities, pollution control, airports, hospitals, and fire and police stations, then you are speaking in terms that people more easily understand.

      As the economy of Arizona grows, new and additional municipal projects are needed for the benefit of the citizens of Arizona and the various communities throughout the state. In essence, your money invested in the Trust helps pay for that new school, road, airport, etc. that you and your neighbors now enjoy. So, as an investor in Tax-Free Trust of Arizona, you can take pride in knowing that you are playing a vital role and a very real part in enhancing the quality of life for your family, friends, neighbors and future generations of Arizonans.

SUMMARY

      So the next time that you receive your statement from Tax-Free Trust of Arizona, remember that the benefits that are reaped from your investment are more than just what is evident on that piece of paper.

                                   Sincerely,


/s/ Diana P. Herrmann                           /s/ Lacy B. Herrmann

Diana P. Herrmann                               Lacy B. Herrmann
President                                       Chair of the Board of Trustees


* For certain investors, some dividends may be subject to Federal and State taxes, including the Alternative Minimum Tax.

                      NOT A PART OF THE SEMI-ANNUAL REPORT

                            TAX-FREE TRUST OF ARIZONA
                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2005 (UNAUDITED)

                                                                                       RATING
     FACE                                                                             MOODY'S/
    AMOUNT       GENERAL OBLIGATION BONDS (22.0%)                                        S&P                   VALUE
------------     --------------------------------------------------------------       --------            -------------
                 Bullhead City Parkway Improvement District
$    860,000     6.100%, 01/01/11 .............................................        Baa2/NR            $     867,998
     825,000     6.100%, 01/01/12 .............................................        Baa2/NR                  832,508
                 Gilbert, Arizona
   1,920,000     5.000%, 07/01/17 AMBAC Insured ...............................        Aaa/AAA                2,060,698
                 Gilbert Improvement District No. 19
     480,000     5.200%, 01/01/23 .............................................         A3/A-                   505,181
                 Glendale, Arizona
   1,500,000     5.000%, 07/01/16 .............................................         Aa2/AA                1,588,410
                 Goodyear Utility District No. 1
   1,255,000     5.350%, 07/15/28 ACA insured .................................         Baa1/A                1,285,421
                 Graham Co. Unified School District No. 1
                    (Safford)
     185,000     5.000%, 07/01/10 FGIC Insured ................................         Aaa/NR                  187,566
     500,000     5.000%, 07/01/13 FSA Insured .................................         Aaa/NR                  541,495
                 Graham Co. Unified School District No. 4
                    (Thatcher)
     400,000     5.000%, 07/01/10 FSA Insured .................................         Aaa/NR                  413,312
     400,000     4.750%, 07/01/12 FSA Insured .................................         Aaa/NR                  419,880
                 Greenlee Co. School District No. 18
                    (Morenci)
     150,000     5.000%, 07/01/11 .............................................        Baa3/NR                  153,831
                 Maricopa Co. Elementary School District No. 3
                    (Tempe)
   1,025,000     5.500%, 07/01/14 FGIC Insured (pre-refunded) .................        Aaa/AAA                1,106,119
     500,000     5.600%, 07/01/15 FGIC Insured (pre-refunded) .................        Aaa/AAA                  541,205
                 Maricopa Co. Elementary School District No. 6
                    (Washington)
     805,000     5.000%, 07/01/17 FSA Insured .................................        Aaa/AAA                  852,020
                 Maricopa Co. Elementary School District # 038
                    (Madison)
     730,000     5.000%, 07/01/22 MBIA Insured ................................        Aaa/AAA                  775,902
                 Maricopa Co. Elementary School District No. 68
                    (Alhambra)
   3,000,000     5.500%, 07/01/14 FSA Insured .................................        Aaa/NR++               3,367,080

                                                                                       RATING
     FACE                                                                             MOODY'S/
    AMOUNT       GENERAL OBLIGATION BONDS (CONTINUED)                                    S&P                   VALUE
------------     --------------------------------------------------------------       --------            -------------
                 Maricopa Co. High School District No. 210
                    (Phoenix Union)
$  2,245,000     5.000%, 07/01/23 FSA Insured ................................         Aaa/AAA            $   2,367,195
                 Maricopa Co. High School District No. 216
                    (Agua Fria)
   1,100,000     5.125%, 07/01/15 FSA Insured ................................          Aaa/NR                1,192,730
   1,025,000     5.125%, 07/01/16 FSA Insured ................................          Aaa/NR                1,110,711
   1,425,000     5.000%, 07/01/20 MBIA Insured*** ............................          Aaa/NR                1,524,978
                 Maricopa Co. School District No. 8 (Osborn)
     190,000     5.875%, 07/01/14 FGIC Insured (pre-refunded) ................         Aaa/AAA                  194,296
                 Maricopa Co. Unified School District No. 9
                    (Wickenburg)
   1,030,000     5.600%, 07/01/15 AMBAC Insured (pre-refunded) ...............         Aaa/AAA                1,064,896
                 Maricopa Co. Unified School District No. 11 (Peoria)
   2,345,000     5.250%, 07/01/13 FGIC Insured (pre-refunded) ................         Aaa/AAA                2,511,425
   1,365,000     4.800%, 07/01/15 FGIC Insured ...............................         Aaa/AAA                1,428,609
                 Maricopa Co. Unified School District No. 41 (Gilbert)
   2,500,000     6.250%, 07/01/15 FSA Insured ................................         Aaa/AAA                2,666,800
                 Maricopa Co. Unified School District No. 48 (Scottsdale)
   1,150,000     5.250%, 07/01/13 (pre-refunded) .............................          Aa2/AA                1,229,661
                 Maricopa Co. Unified School District No. 69
                    (Paradise Valley)
   2,400,000     5.800%, 07/01/09 AMBAC Insured ..............................         Aaa/AAA                2,591,256
   1,000,000     5.300%, 07/01/11 MBIA Insured ...............................         Aaa/AAA                1,087,620
                 Maricopa Co. Unified School District No. 89
                    (Dysart)
   2,185,000     5.500%, 07/01/22 FGIC Insured ...............................         Aaa/AAA                2,543,274
   1,500,000     5.000%, 07/01/23 FSA Insured (pre-refunded) .................         Aaa/AAA                1,634,100
                 Maricopa Co. Unified School District No. 90
                    (Saddle Mountain)
   1,200,000     5.000%, 07/01/13 ............................................         Baa2/NR                1,230,720
                 Mesa, Arizona
   1,500,000     6.500%, 07/01/11 FGIC Insured (pre-refunded) ................         Aaa/AAA                1,654,350
   2,000,000     5.000%, 07/01/19 FGIC Insured ...............................         Aaa/AAA                2,087,700

                                                                                       RATING
     FACE                                                                             MOODY'S/
    AMOUNT       GENERAL OBLIGATION BONDS (CONTINUED)                                    S&P                   VALUE
------------     --------------------------------------------------------------       --------            -------------
                 Navajo Co. Unified School District No. 10 (Show Low)
$  1,000,000     5.250%, 07/01/16 FGIC Insured (pre-refunded) ................          Aaa/NR            $   1,038,370
                 Peoria, Arizona
     850,000     5.500%, 04/01/16 FGIC Insured ...............................         Aaa/AAA                  902,113
                 Phoenix, Arizona
   4,095,000     5.000%, 07/01/14 ............................................         Aa1/AA+                4,377,678
   1,000,000     6.250%, 07/01/16 ............................................         Aa1/AA+                1,198,800
   1,650,000     4.750%, 07/01/16 ............................................         Aa1/AA+                1,741,971
   1,240,000     6.250%, 07/01/17 ............................................         Aa1/AA+                1,501,355
   1,000,000     5.375%, 07/01/20 ............................................         Aa1/AA+                1,095,840
   3,250,000     5.375%, 07/01/25 ............................................         Aa1/AA+                3,480,165
                 Pima Co. Unified School District No. 8
                    (Flowing Wells)
   1,090,000     5.900%, 07/01/13 (pre-refunded) .............................          A3/NR                 1,114,514
                 Pinewood Sanitary District
     605,000     6.500%, 07/01/09 ............................................          NR/NR*                  613,597
                 Prescott, Arizona
   1,120,000     4.500%, 07/01/12 FGIC Insured ...............................         Aaa/AAA                1,135,624
   1,000,000     4.500%, 07/01/13 FGIC Insured ...............................         Aaa/AAA                1,013,560
                 Prescott Valley Sewer Collection Improvement District
     289,000     7.900%, 01/01/12 ............................................          NR/BBB                  299,494
                 Scottsdale, Arizona
     825,000     5.500%, 07/01/12 ............................................         Aaa/AAA                  915,486
   2,350,000     6.000%, 07/01/13 (pre-refunded) .............................         Aaa/AAA                2,553,439
   1,050,000     5.750%, 07/01/18 (pre-refunded) .............................         Aaa/AAA                1,132,320
   3,140,000     5.000%, 07/01/19 ............................................         Aaa/AAA                3,370,005
   2,825,000     5.500%, 07/01/22 (pre-refunded) .............................         Aaa/AAA                3,023,428
                 Show Low Improvement District No. 6
     950,000     6.000%, 01/01/18 ACA Insured ................................           NR/A                 1,011,883
                 Tempe, Arizona
   1,015,000     5.400%, 07/01/11 ............................................         Aa1/AA+                1,107,365
   1,000,000     5.000%, 07/01/18 ............................................         Aa1/AA+                1,046,990
   1,000,000     5.000%, 07/01/19 ............................................         Aa1/AA+                1,065,490

                                                                                       RATING
     FACE                                                                             MOODY'S/
    AMOUNT       GENERAL OBLIGATION BONDS (CONTINUED)                                    S&P                   VALUE
------------     --------------------------------------------------------------       --------            -------------
                 Tucson, Arizona
$  1,760,000     5.250%, 07/01/19 (pre-refunded) .............................          Aa3/AA            $   1,866,269
   2,150,000     5.750%, 07/01/20 (pre-refunded) .............................          Aa3/AA                2,197,321
   1,380,000     5.000%, 07/01/21 ............................................          Aa3/AA                1,467,257
                 Yavapai Co. Unified School District No. 22
                    (Humboldt)
   1,775,000     5.600%, 07/01/14 MBIA Insured (pre-refunded) ................         Aaa/AAA                1,812,790
                                                                                                          -------------
                 Total General Obligation Bonds                                                              85,702,071
                                                                                                          -------------

                 REVENUE BONDS (75.7%)

                 AIRPORT REVENUE BONDS (3.2%)
                 Phoenix Airport Authority Revenue Bonds
   1,795,000     6.300%, 07/01/10 AMT, MBIA Insured ..........................         Aaa/AAA                1,815,714
     565,000     6.400%, 07/01/12 AMT, MBIA Insured ..........................         Aaa/AAA                  571,548
                 Phoenix Civic Improvement Corp. Airport
                    Revenue Bonds
     600,000     5.250%, 07/01/08 AMT ........................................         Aa2/AAA                  622,788
   1,890,000     6.300%, 07/01/14 ............................................         Aa2/AA+                1,911,811
   3,600,000     5.000%, 07/01/17 FSA Insured ................................         Aaa/AAA                3,741,408
   2,500,000     5.250%, 07/01/27 AMT, FGIC Insured ..........................         Aaa/AAA                2,611,650
                 Tucson Municipal Airport Authority
   1,000,000     5.000%, 06/01/13 FSA Insured ................................         Aaa/AAA                1,072,790
                                                                                                          -------------
                 Total Airport Revenue Bonds                                                                 12,347,709
                                                                                                          -------------

                 BASIC SERVICE REVENUE BONDS (14.8%)
                 Apache Junction Water Utility District Revenue Bonds
     500,000     5.800%, 07/01/17 FSA Insured (pre-refunded). ................         Aaa/AAA                  518,015
                 Arizona School Facilities Board Revenue Bonds
   5,000,000     5.000%, 07/01/19 (pre-refunded) .............................         Aaa/AAA                5,366,400
   4,500,000     5.250%, 07/01/20 (pre-refunded) .............................         Aaa/AAA                4,926,240
                 Arizona Transportation Board Revenue Bonds
   1,000,000     6.000%, 07/01/12 (pre-refunded) .............................         Aa1/AAA                1,086,570
   1,000,000     6.250%, 07/01/16 (pre-refunded) .............................         Aa1/AAA                1,094,740
   1,000,000     5.250%, 07/01/17 ............................................         Aa1/AAA                1,080,900
   3,615,000     5.250%, 07/01/20 (pre-refunded) .............................         Aa1/AAA                3,924,661
   2,085,000     5.250%, 07/01/21 (pre-refunded) .............................         Aa1/AAA                2,282,491
   1,000,000     5.250%, 07/01/24 ............................................         Aa1/AAA                1,098,640

                                                                                       RATING
     FACE                                                                             MOODY'S/
    AMOUNT       REVENUE BONDS (CONTINUED)                                               S&P                  VALUE
------------     --------------------------------------------------------------       --------            -------------
                 BASIC SERVICE REVENUE BONDS (CONTINUED)
                 Buckeye Excise Tax Revenue Bonds
$    500,000     5.900%, 08/01/20 AMBAC Insured ..............................         Aaa/AAA            $     552,760
                 Casa Grande Excise Tax Revenue Bonds
     440,000     5.200%, 04/01/17 MBIA Insured ...............................          Aaa/NR                  460,310
   1,000,000     5.000%, 04/01/18 AMBAC Insured ..............................          Aaa/NR                1,068,090
   1,835,000     5.000%, 04/01/21 AMBAC Insured ..............................          Aaa/NR                1,944,109
                 Chandler Street & Highway User Revenue Bonds
     985,000     5.400%, 07/01/13 MBIA Insured ...............................         Aaa/AAA                1,004,828
      15,000     5.400%, 07/01/13 MBIA Insured (pre-refunded) ................         Aaa/AAA                   15,305
   1,000,000     5.500%, 07/01/16 (pre-refunded) .............................         Aa3/AA-                1,020,810
                 Glendale Water & Sewer Revenue Bonds
   2,075,000     5.750%, 07/01/10 FGIC Insured ...............................         Aaa/AAA                2,272,789
                 Greater Arizona Development Authority Revenue Bonds
   1,165,000     5.600%, 08/01/16 MBIA Insured ...............................         Aaa/AAA                1,244,465
   1,410,000     5.000%, 08/01/21 MBIA Insured ...............................         Aaa/AAA                1,504,992
   2,000,000     5.000%, 08/01/28 ............................................          A1/A+                 2,089,600
   1,200,000     5.500%, 08/01/29 ............................................          A1/A+                 1,318,536
                 Phoenix Civic Improvement Corp. Excise Tax
                    Revenue Bonds (Courthouse Project)
   1,000,000     5.250%, 07/01/18 ............................................         Aa2/AAA                1,065,180
   1,730,000     5.250%, 07/01/20 ............................................         Aa2/AAA                1,840,997
   2,500,000     5.250%, 07/01/24 ............................................         Aa2/AAA                2,652,800
                 Phoenix Civic Improvement Corp. Wastewater
                    Revenue Bonds
   1,335,000     5.500%, 07/01/21 FGIC Insured ...............................         Aaa/AAA                1,549,401
   1,500,000     5.500%, 07/01/24 FGIC Insured ...............................         Aaa/AAA                1,748,985
     645,000     5.000%, 07/01/29 MBIA Insured ...............................         Aaa/AAA                  674,954
                 Phoenix Street & Highway User Revenue Bonds
     645,000     6.250%, 07/01/11 ............................................          A1/A+                   646,051
     395,000     6.250%, 07/01/11 MBIA Insured ...............................         Aaa/AAA                  395,644
   2,925,000     zero coupon, 07/01/13 FGIC Insured ..........................         Aaa/AAA                2,174,269
                 Scottsdale Preserve Authority Excise Tax Revenue Bonds
   1,185,000     5.250%, 07/01/18 ............................................         Aa3/AA-                1,271,221
   1,255,000     5.250%, 07/01/19 ............................................         Aa3/AA-                1,343,741

                                                                                       RATING
     FACE                                                                             MOODY'S/
    AMOUNT       REVENUE BONDS (CONTINUED)                                               S&P                  VALUE
------------     --------------------------------------------------------------       --------            -------------
                 BASIC SERVICE REVENUE BONDS (CONTINUED)
                 Tempe Excise Tax Revenue Bonds
$  2,425,000     5.250%, 07/01/19 ............................................         Aa2/AA+            $   2,626,008
                 Tucson Water System Revenue Bonds
   1,220,000     5.000%, 07/01/14 FGIC Insured ...............................         Aaa/AAA                1,323,834
   2,200,000     5.500%, 07/01/18 FGIC Insured ...............................         Aaa/AAA                2,445,058
                                                                                                          -------------
                 Total Basic Service Revenue Bonds                                                           57,633,394
                                                                                                          -------------

                 HOSPITAL REVENUE BONDS (14.5%)
                 Arizona Health Facilities Authority Hospital System
                    (John C. Lincoln)
   1,255,000     5.750%, 12/01/32 ............................................          NR/BBB                1,320,800
                 Arizona Health Facilities (Blood Systems)
     500,000     4.750%, 04/01/25 ............................................          NR/A-                   500,305
                 Arizona Health Facilities (Northern Arizona
                    Healthcare System)
   1,000,000     5.250%, 10/01/16 AMBAC Insured ..............................         Aaa/AAA                1,039,890
                 Arizona Health Facilities (Phoenix Children's Hospital)
     650,000     5.200%, 11/15/07 ............................................         Baa3/NR                  658,346
   1,000,000     5.375%, 02/15/18 ............................................         Baa3/NR                1,031,200
   1,250,000     6.250%, 11/15/29 ............................................         Baa3/NR                1,297,938
                 Arizona Health Facilities (Samaritan Health)
   2,840,000     5.625%, 12/01/15 MBIA Insured ...............................         Aaa/AAA                3,106,562
                 Chandler Industrial Development Authority
                    (Ahwatukee Medical Facility)
     900,000     7.000%, 07/01/22 (pre-refunded) .............................          NR/NR*                  964,449
                 Glendale Industrial Development Authority
                    (John C. Lincoln Hospital)
   2,050,000     5.000%, 12/01/35 ............................................          NR/BBB                2,054,674
                 Maricopa Co. Hospital Revenue (Sun Health)
   1,000,000     5.000%, 04/01/17 ............................................         Baa1/BBB               1,035,860
   1,795,000     6.125%, 04/01/18 (pre-refunded)**** .........................         Baa1/BBB               1,889,291
     705,000     6.125%, 04/01/18 ............................................         Baa1/BBB                 739,559
   2,500,000     5.000%, 04/01/35 ............................................         Baa1/BBB               2,503,475
                 Maricopa Co. Industrial Development Authority
                    (Catholic Health West-St. Joseph's Hospital)
     755,000     5.000%, 07/01/21 ............................................          A3/A-                   773,060
   2,300,000     5.375%, 07/01/23 ............................................          A3/A-                 2,422,429

                                                                                       RATING
     FACE                                                                             MOODY'S/
    AMOUNT       REVENUE BONDS (CONTINUED)                                               S&P                   VALUE
------------     --------------------------------------------------------------       --------            -------------
                 HOSPITAL REVENUE BONDS (CONTINUED)
                 Mesa Industrial Development Authority
                    (Discovery Health)
$  2,000,000     5.875%, 01/01/14 MBIA Insured (pre-refunded) ................         Aaa/AAA            $   2,193,600
   1,250,000     5.750%, 01/01/25 MBIA Insured (pre-refunded) ................         Aaa/AAA                1,365,225
   4,915,000     5.625%, 01/01/29 MBIA Insured (pre-refunded) ................         Aaa/AAA                5,345,407
                 Mohave Co. Industrial Development Authority
                    (Baptist Hospital)
   1,150,000     5.700%, 09/01/15 MBIA Insured (pre-refunded) ................         Aaa/AAA                1,190,055
                 Phoenix Industrial Development Authority
                    (John C. Lincoln Hospital)
   1,270,000     5.500%, 12/01/13 FSA Insured ................................         Aaa/AAA                1,327,798
                 Pima Co. Industrial Development Authority
                    (Healthpartners)
   1,000,000     5.625%, 04/01/14 MBIA Insured ...............................         Aaa/AAA                1,044,390
                 Pima Co. Industrial Development Authority
                    (Tucson Medical Center)
   1,000,000     5.000%, 04/01/15 MBIA Insured ...............................         Aaa/AAA                1,005,380
                 Scottsdale Industrial Development Authority
                    (Scottsdale Healthcare System)
     530,000     6.500%, 09/01/06 AMBAC Insured ..............................         Aaa/AAA                  541,194
   2,000,000     5.500%, 09/01/12 AMBAC Insured ..............................         Aaa/AAA                2,132,280
   1,770,000     6.125%, 09/01/17 AMBAC Insured ..............................         Aaa/AAA                1,876,837
   9,600,000     5.800%, 12/01/31 ............................................         A3/BBB+               10,293,600
                 University Medical Center Hospital Revenue Bonds
   2,000,000     5.000%, 07/01/35 ............................................        Baa1/BBB+               2,002,980
                 Yavapai Co. Industrial Development Authority
                    (Yavapai Regional Medical Center)
   1,130,000     5.125%, 12/01/13 FSA Insured ................................         Aaa/AAA                1,180,127
                 Yuma Co. Industrial Development Authority
                    (Yuma Regional Medical Center)
     500,000     5.850%, 08/01/08 MBIA Insured ...............................         Aaa/AAA                  531,435
   1,320,000     5.500%, 08/01/18 FSA Insured (pre-refunded) .................         Aaa/AAA                1,462,032
   1,500,000     5.500%, 08/01/19 FSA Insured (pre-refunded) .................         Aaa/AAA                1,661,400
                                                                                                          -------------
                 Total Hospital Revenue Bonds                                                                56,491,578
                                                                                                          -------------

                                                                                       RATING
     FACE                                                                             MOODY'S/
    AMOUNT       REVENUE BONDS (CONTINUED)                                               S&P                  VALUE
------------     --------------------------------------------------------------       --------            -------------
                 LEASE REVENUE BONDS (15.7%)
                 State of Arizona Certificates of Participation Lease
                    Revenue Bonds
$  2,000,000     5.500%, 09/01/10 FSA Insured ................................         Aaa/AAA            $   2,166,800
                 Arizona Municipal Finance Program No. 20
   1,300,000     7.700%, 08/01/10 MBIA Insured ...............................         Aaa/AAA                1,465,022
                 Arizona School Facilities Board Certificates
                    of Participation
   2,500,000     5.250%, 09/01/17 MBIA Insured (pre-refunded) ................         Aaa/AAA                2,749,775
                 Arizona State University Certificates of Participation
                    Lease Revenue Bonds
   2,000,000     5.375%, 07/01/19 MBIA Insured ...............................         Aaa/AAA                2,166,480
                 Cave Creek Certificates of Participation Lease
                    Revenue Bonds
     365,000     5.750%, 07/01/19 ............................................         NR/BBB-                  380,907
                 Cottonwood Municipal Property Corp. Lease
                    Revenue Bonds
   1,500,000     5.000%, 07/01/29 XLCA Insured ...............................         Aaa/AAA                1,558,860
                 Downtown Phoenix Hotel Corp. Lease Revenue Bonds
   4,760,000     5.250%, 07/01/26 FGIC Insured ...............................         Aaa/AAA                5,084,156
                 Fountain Hills Municipal Property Corp. Lease
                    Revenue Bonds
     650,000     5.125%, 07/01/21 FGIC Insured (pre-refunded) ................          Aaa/NR                  695,753
                 Gilbert Municipal Property Corp. Lease Revenue Bonds
   2,000,000     4.900%, 04/01/19 ............................................          NR/NR*+               1,997,920
   2,500,000     5.000%, 07/01/20 FGIC Insured*** ............................         Aaa/AAA                2,679,225
   1,000,000     4.900%, 07/01/21 AMBAC Insured ..............................         Aaa/AAA                1,042,860
                 Green Valley Municipal Property Corp. Lease
                    Revenue Bonds
   1,250,000     5.250%, 07/01/33 ............................................          NR/BBB                1,266,775
                 Maricopa Co. Stadium District Revenue Bonds
     500,000     5.250%, 06/01/12 AMBAC Insured ..............................         Aaa/NR++                 545,610
                 Mohave Co. Correctional Facilities Lease Revenue Bonds
   1,000,000     5.000%, 04/01/14 XLCA Insured ...............................          NR/AAA                1,069,540

                                                                                       RATING
     FACE                                                                             MOODY'S/
    AMOUNT       REVENUE BONDS (CONTINUED)                                               S&P                  VALUE
------------     --------------------------------------------------------------       --------            -------------
                 LEASE REVENUE BONDS (CONTINUED)
                 Navajo Co. Municipal Property Corp. Lease
                    Revenue Bonds
$  1,000,000     6.250%, 07/01/20 ACA Insured ................................           NR/A             $   1,062,480
                 Nogales, Arizona Municipal Development Authority
     750,000     5.000%, 06/01/30 AMBAC Insured ..............................         Aaa/AAA                  780,218
                 Northern Arizona University Certificates of Participation
   1,000,000     5.000%, 09/01/26 AMBAC Insured ..............................         Aaa/AAA                1,054,780
                 Oro Valley Municipal Property Corp. Lease
                    Revenue Bonds
   1,000,000     5.200%, 07/01/10 MBIA Insured ...............................         Aaa/AAA                1,045,180
   1,150,000     5.550%, 07/01/17 MBIA Insured (pre-refunded) ................         Aaa/AAA                1,222,508
   1,850,000     5.375%, 07/01/26 MBIA Insured ...............................         Aaa/AAA                1,948,050
                 Phoenix Civic Improvement Corp. Excise Tax
                    Revenue Bonds
   2,320,000     5.750%, 07/01/14 FGIC Insured ...............................         Aaa/AAA                2,547,847
   1,000,000     5.000%, 07/01/20 FGIC Insured ...............................         Aaa/AAA                1,058,390
                 Phoenix Civic Improvement Corp. (Civic Plaza)
   1,000,000     zero coupon, 07/01/23 FGIC Insured (converts into
                    a 5.500% coupon in 2013) .................................         Aaa/AAA                  767,970
                 Phoenix Industrial Development Authority
                    (Capital Mall Project)
   1,000,000     5.200%, 09/15/16 AMBAC Insured ..............................         Aaa/AAA                1,074,300
   2,130,000     5.250%, 09/15/17 AMBAC Insured ..............................         Aaa/AAA                2,292,838
   2,000,000     5.375%, 09/15/22 AMBAC Insured ..............................         Aaa/AAA                2,163,640
   2,000,000     5.000%, 09/15/26 AMBAC Insured ..............................         Aaa/AAA                2,096,960
                 Pinal Co. Certificates of Participation Lease
                    Revenue Bonds
   2,000,000     5.125%, 06/01/21 AMBAC Insured ..............................         Aaa/AAA                2,121,460
   1,250,000     5.000%, 12/01/29 ............................................          NR/A-                 1,288,912
                 Salt River Project Certificates of Participation
                    Lease Revenue Bonds
   2,700,000     5.000%, 12/01/18 MBIA Insured**** ...........................         Aaa/AAA                2,849,499
                 Scottsdale Municipal Property Corp. Excise Tax
                    Revenue Bonds
   3,000,000     zero coupon, 07/01/20 AMBAC Insured (converts
                    into a 4.500% coupon in 2013) ............................         Aaa/AAA                2,115,780

                                                                                       RATING
     FACE                                                                             MOODY'S/
    AMOUNT       REVENUE BONDS (CONTINUED)                                               S&P                   VALUE
------------     --------------------------------------------------------------       --------            -------------
                 LEASE REVENUE BONDS (CONTINUED)
                 Sierra Vista Municipal Property Corp. Lease
                    Revenue Bonds
$  1,265,000     5.000%, 01/01/18 AMBAC Insured ...............................        Aaa/AAA            $   1,311,716
   1,225,000     5.000%, 01/01/18 AMBAC Insured ...............................        Aaa/AAA                1,268,965
     700,000     5.125%, 01/01/21 AMBAC Insured ...............................        Aaa/AAA                  730,597
                 Surprise Municipal Property Corp. Lease
                    Revenue Bonds
   2,000,000     6.000%, 07/01/12 AMBAC Insured (pre-refunded) ................        Aaa/AAA                2,190,960
   2,500,000     5.700%, 07/01/20 AMBAC Insured (pre-refunded) ................        Aaa/AAA                2,714,175
                 University of Arizona Certificates of Participation
                    Lease Revenue Bonds
     500,000     5.125%, 06/01/22 AMBAC Insured ...............................        Aaa/AAA                  530,330
                                                                                                          -------------
                 Total Lease Revenue Bonds                                                                   61,107,238
                                                                                                          -------------

                 MORTGAGE REVENUE BONDS (6.9%)
                 Agua Fria Ranch Community Facilities District
     600,000     5.800%, 07/15/30 1 ...........................................         NR/NR*                  601,728
                 Arizona Capital Facilities Finance Corp. Arizona
                    State Student Housing
   1,000,000     6.125%, 09/01/20 .............................................        Baa3/NR                1,073,450
                 Maricopa Co. Industrial Development Authority
                    Multi Family Mortgage Revenue Bonds
                    (Advantage Point Project)
   1,000,000     6.500%, 07/01/16 .............................................         NR/AAA                1,033,820
                 Maricopa Co. Industrial Development Authority
                    Multi Family Mortgage Revenue Bonds
                    (National Health Project)
   1,300,000     5.500%, 01/01/18 FSA Insured .................................        Aaa/AAA                1,420,692
                 Maricopa Co. Industrial Development Authority Multi
                    Family Mortgage Revenue Bonds  (Pine Ridge)
   1,000,000     6.000%, 10/20/31 .............................................         NR/AAA                1,093,020
                 Maricopa Co. Industrial Development Authority
                    Single Family Mortgage Revenue Bonds
   3,330,000     zero coupon, 12/31/14 ........................................        Aaa/AAA                2,275,722
   6,505,000     zero coupon, 02/01/16 ........................................        Aaa/AAA                4,196,310
   3,565,000     zero coupon, 12/31/16 ........................................        Aaa/AAA                2,202,671

                                                                                       RATING
     FACE                                                                             MOODY'S/
    AMOUNT       REVENUE BONDS (CONTINUED)                                               S&P                  VALUE
------------     --------------------------------------------------------------       --------            -------------
                 MORTGAGE REVENUE BONDS (CONTINUED)
                 Mohave Co. Industrial Development Authority
                    (Chris Ridge Village)
$    355,000     6.250%, 11/01/16 (pre-refunded) ..............................         NR/AAA            $     368,976
                 Phoenix Industrial Development Authority Single
                    Family Mortgage Revenue
   1,770,000     zero coupon, 12/01/14 ........................................        Aaa/AAA                1,229,885
      35,000     5.875%, 06/01/16 .............................................         NR/AAA                   35,467
     575,000     5.300%, 04/01/20 AMT .........................................         NR/AA                   581,411
     160,000     5.350%, 06/01/20 AMT .........................................         NR/AAA                  162,978
                 Pima Co. Industrial Development Authority Single
                    Family Mortgage Revenue
     250,000     6.500%, 02/01/17 .............................................         A2/NR                   253,657
     135,000     7.100%, 11/01/29 AMT .........................................         NR/AAA                  136,331
      40,000     6.100%, 05/01/31 AMT .........................................         NR/AAA                   40,390
                 South Campus Project Arizona State University
                    Student Housing
   1,205,000     5.625%, 09/01/28 MBIA Insured ................................        Aaa/AAA                1,326,295
                 Southern Arizona Capital Facilities Finance Corp.
                    University of Arizona Student Housing
   1,500,000     5.100%, 09/01/33 MBIA insured (pre-refunded) .................        Aaa/AAA                1,632,045
                 Sundance Community Facilities District
     550,000     5.125%, 07/15/30 .............................................       Baa3/BBB-                 555,153
                 Tucson & Pima Co. Single Family Mortgage
                    Revenue Bonds
   4,960,000     zero coupon, 12/01/14 ........................................        Aaa/AAA                3,431,477
                 Yuma Industrial Development Authority Multi
                    Family Mortgage Revenue Bonds (Rio Santa Fe)
   3,000,000     6.100%, 09/20/34 AMT .........................................         NR/AAA                3,267,630
                                                                                                          -------------
                 Total Mortgage Revenue Bonds                                                                26,919,108
                                                                                                          -------------

                 POLLUTION CONTROL REVENUE BONDS (0.1%)
                 Casa Grande Industrial Development Authority
                    (Frito Lay) Revenue Bonds
     250,000        6.650%, 12/01/14 ..........................................         Aa3/NR                  250,440
                                                                                                          -------------
                 Total Pollution Control Revenue Bonds                                                          250,440
                                                                                                          -------------

                                                                                       RATING
     FACE                                                                             MOODY'S/
    AMOUNT       REVENUE BONDS (CONTINUED)                                               S&P                   VALUE
------------     --------------------------------------------------------------       --------            -------------
                 UNIVERSITY REVENUE BONDS (9.2%)
                 Arizona Board of Regents-Arizona State University
                    System Revenue Bonds
$  1,285,000     5.500%, 07/01/14 FGIC Insured (pre-refunded) .................        Aaa/AAA            $   1,425,155
   4,000,000     5.250%, 07/01/15 FSA Insured .................................        Aaa/AAA                4,374,160
     735,000     5.850%, 07/01/18 FGIC Insured (pre-refunded) .................        Aaa/AAA                  801,576
                 Arizona Board of Regents-Northern Arizona
                    University System Revenue Bonds
   3,000,000     5.200%, 06/01/13 FGIC Insured (pre-refunded) .................        Aaa/AAA                3,108,330
   1,200,000     5.500%, 06/01/34 FGIC Insured ................................        Aaa/AAA                1,305,924
                 Arizona Board of Regents-University of Arizona
                    System Revenue Bonds
   1,000,000     6.000%, 06/01/09 .............................................         Aa3/AA                1,084,250
   1,125,000     6.000%, 06/01/11 .............................................         Aa3/AA                1,257,683
     490,000     5.250%, 06/01/14 FSA Insured .................................        Aaa/AAA                  510,178
   1,000,000     5.500%, 06/01/16 FGIC Insured (pre-refunded) .................        Aaa/AAA                1,076,920
   2,385,000     5.000%, 06/01/21 FGIC Insured ................................        Aaa/AAA                2,514,577
   2,500,000     5.000%, 06/01/22 FGIC Insured ................................        Aaa/AAA                2,627,700
     750,000     5.800%, 06/01/24 FGIC Insured (pre-refunded) .................        Aaa/AAA                  815,858
                 Arizona Educational Loan Marketing Corp.
   1,720,000     5.700%, 12/01/08 AMT .........................................         Aa2/NR                1,735,205
                 Arizona Student Loan Revenue
   1,000,000     5.875%, 05/01/18 AMT .........................................         Aaa/NR                1,064,950
   1,000,000     5.900%, 05/01/19 AMT .........................................         Aaa/NR                1,063,640
   1,000,000     6.150%, 05/01/29 AMT .........................................         A2/NR                 1,062,150
                 Glendale Industrial Development Authority
                    (American Graduate School)
   2,100,000     5.625%, 07/01/20 AMBAC Insured (pre-refunded) ................         NR/AAA                2,144,961
                 Glendale Industrial Development Authority
                    (Midwestern University)
     550,000     5.250%, 05/15/13 .............................................         NR/A-                   584,782
   1,010,000     5.250%, 05/15/14 .............................................         NR/A-                 1,075,276
     500,000     5.750%, 05/15/21 .............................................         NR/A-                   545,105
   1,215,000     5.375%, 05/15/28 .............................................         NR/A-                 1,273,101
   1,035,000     5.375%, 05/15/28 (pre-refunded) ..............................         NR/AAA                1,093,415
   1,000,000     5.875%, 05/15/31 .............................................         NR/A-                 1,078,610

                                                                                       RATING
     FACE                                                                             MOODY'S/
    AMOUNT       REVENUE BONDS (CONTINUED)                                               S&P                   VALUE
------------     --------------------------------------------------------------       --------            -------------
                 UNIVERSITY REVENUE BONDS (CONTINUED)
                 Mohave Co. Community College District
                    Revenue Bonds
$    470,000     4.850%, 03/01/15 AMBAC Insured ...............................        Aaa/AAA            $     487,869
                 Pinal Co. Community College District Revenue Bonds
   1,055,000     5.100%, 07/01/14 AMBAC Insured (pre-refunded) ................         Aaa/NR                1,110,261
                 Yavapai Co. Community College District
                    Revenue Bonds
     500,000     6.000%, 07/01/12 .............................................         NR/BBB+                 504,520
                                                                                                          -------------
                 Total University Revenue Bonds                                                              35,726,156
                                                                                                          -------------

                 UTILITY REVENUE BONDS (11.3%)
                 Arizona Power Authority (Hoover Dam Project)
                    Revenue Bonds
   1,500,000     5.250%, 10/01/15 .............................................         Aa2/AA                1,660,125
   4,905,000     5.250%, 10/01/16 .............................................         Aa2/AA                5,444,746
   1,220,000     5.250%, 10/01/17 .............................................         Aa2/AA                1,358,043
                 Arizona Wastewater Management Authority
                    Revenue Bonds
   1,940,000     5.600%, 07/01/12 AMBAC Insured ...............................        Aaa/AAA                1,999,733
   1,240,000     5.625%, 07/01/15 AMBAC Insured (pre-refunded) ................        Aaa/AAA                1,278,762
                 Arizona Water Infrastructure Finance Authority
                    Revenue Bonds
   1,465,000     5.750%, 10/01/11 .............................................         Aaa/NR                1,596,132
   2,500,000     5.375%, 10/01/16 (pre-refunded) ..............................         Aaa/NR                2,738,950
   2,000,000     5.500%, 10/01/17 .............................................         Aaa/NR                2,151,380
     650,000     5.000%, 10/01/22 .............................................        Aaa/AAA                  692,075
                 Central Arizona Water Conservation District
                    Revenue Bonds
   2,000,000     5.500%, 11/01/09 .............................................         A1/AA-                2,144,800
   2,720,000     5.500%, 11/01/10 .............................................         A1/AA-                2,941,762
                 Pima Co. Industrial Development Authority
                    (Tucson Electric), Revenue Bonds
   1,125,000     7.250%, 07/15/10 FSA Insured .................................        Aaa/AAA                1,138,455

                                                                                       RATING
     FACE                                                                             MOODY'S/
    AMOUNT       REVENUE BONDS (CONTINUED)                                               S&P                   VALUE
------------     --------------------------------------------------------------       --------            -------------
                 UTILITY REVENUE BONDS (CONTINUED)
                 Salt River Project Agricultural Improvement and
                    Power Revenue Bonds
$  2,000,000     5.500%, 01/01/10 .............................................         Aa2/AA            $   2,156,200
   2,000,000     5.250%, 01/01/13 .............................................         Aa2/AA                2,182,340
   2,000,000     5.250%, 01/01/15 .............................................         Aa2/AA                2,173,340
   2,000,000     5.250%, 01/01/18 .............................................         Aa2/AA                2,162,160
   5,000,000     5.250%, 01/01/19 .............................................         Aa2/AA                5,394,300
   3,060,000     5.000%, 01/01/20 (pre-refunded) ..............................         Aa2/AA                3,183,196
   1,480,000     5.000%, 01/01/20 .............................................         Aa2/AA                1,536,107
                                                                                                          -------------
                 Total Utility Revenue Bonds                                                                 43,932,606
                                                                                                          -------------
                 Total Revenue Bonds                                                                        294,408,229
                                                                                                          -------------

                 U.S. TERRITORIAL BONDS (2.0%)
                 Puerto Rico General Obligation Bonds
   1,000,000     zero coupon, 07/01/14 ........................................        Baa2/BBB                 695,140
   2,295,000     5.250%, 07/01/18 .............................................        Baa2/BBB               2,494,711
                 Puerto Rico Highway & Transportation Revenue Bonds
   2,000,000     5.750%, 07/01/19 CIFG Insured ................................        Aaa/AAA                2,288,540
   2,000,000     5.500%, 07/01/19 FSA Insured .................................        Aaa/AAA                2,303,620
                                                                                                          -------------
                 Total U.S. Territorial Bonds                                                                 7,782,011
                                                                                                          -------------
                 Total Investments (cost $370,040,603**) ...........      99.7%                             387,892,311
                 Other assets less liabilities .....................       0.3                                1,053,135
                                                                        ------                            -------------
                 Net Assets ........................................     100.0%                           $ 388,945,446
                                                                        ======                            =============

                                                                                      PERCENT OF
             PORTFOLIO DISTRIBUTION BY QUALITY RATING (UNAUDITED)                     PORTFOLIO
             ------------------------------------------------------------------       ----------
             Aaa of Moody's or AAA of S&P .....................................           66.6%
             Aa of Moody's or AA of S&P .......................................           18.1
             A of Moody's or S&P ..............................................            7.8
             Baa of Moody's or BBB of S&P .....................................            6.4
             Not rated* .......................................................            1.1
                                                                                        ------
                                                                                         100.0%
                                                                                        ======

      FOOTNOTES:
      --------------------------------------------------------------------------

      * Any security not rated (NR) by either credit ratings service has been determined by the Manager to have sufficient quality to be ranked in the top four credit ratings if a credit rating was to be assigned by a rating service.

      **    See note 4.

      ***   Security traded on a when-issued basis.

      **** Security pledged as collateral for the Trust's when - issued commitments.

      (1) Illiquid security: Considered illiquid because of restrictions as to sale. The security represents 0.2% of net assets.

      FITCH RATINGS
      -------------
      +  BBB+
      ++ AAA

                            PORTFOLIO ABBREVIATIONS:
               -----------------------------------------------------------
               ACA   - American Capital Assurance Financial Guaranty Corp.
               AMBAC - American Municipal Bond Assurance Corp.
               AMT   - Alternative Minimum Tax
               CIFG  - CIFG Assurance Co.
               FGIC  - Financial Guaranty Insurance Co.
               FSA   - Financial Security Assurance
               MBIA  - Municipal Bond Investors Assurance
               NR    - Not Rated
               XLCA  - XL Capital Assurance

                See accompanying notes to financial statements.

                            TAX-FREE TRUST OF ARIZONA
                       STATEMENT OF ASSETS AND LIABILITIES
                          DECEMBER 31, 2005 (UNAUDITED)

ASSETS
      Investments at value (cost $370,040,603) .........................................    $387,892,311
      Interest receivable ..............................................................       7,155,895
      Receivable for investment securities sold ........................................         622,520
      Receivable for Trust shares sold .................................................         119,327
      Other assets .....................................................................          14,282
                                                                                            ------------
      Total assets .....................................................................     395,804,335
                                                                                            ------------
LIABILITIES
    Cash overdraft .....................................................................         896,031
    Payable for investment securities purchased ........................................       4,741,271
    Payable for Trust shares redeemed ..................................................         515,874
    Dividends payable ..................................................................         372,879
    Management fee payable .............................................................         132,081
    Distribution and service fees payable ..............................................         110,157
    Accrued expenses ...................................................................          90,596
                                                                                            ------------
    Total liabilities ..................................................................       6,858,889
                                                                                            ------------
NET ASSETS .............................................................................    $388,945,446
                                                                                            ============
    Net Assets consist of:
    Capital Stock - Authorized an unlimited number of shares, par value $.01 per share .    $    365,044
    Additional paid-in capital .........................................................     369,772,935
    Net unrealized appreciation on investments (note 4) ................................      17,851,708
    Accumulated net realized gain on investments .......................................         944,641
    Undistributed net investment income ................................................          11,118
                                                                                            ------------
                                                                                            $388,945,446
                                                                                            ============
CLASS A
    Net Assets .........................................................................    $378,108,235
                                                                                            ============
    Capital shares outstanding .........................................................      35,487,714
                                                                                            ============
    Net asset value and redemption price per share .....................................    $      10.65
                                                                                            ============
    Offering price per share (100/96 of $10.65 adjusted to nearest cent) ...............    $      11.09
                                                                                            ============
CLASS C
    Net Assets .........................................................................    $  9,014,802
                                                                                            ============
    Capital shares outstanding .........................................................         846,087
                                                                                            ============
    Net asset value and offering price per share .......................................    $      10.65
                                                                                            ============
    Redemption price per share (*a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if redeemed
       during the first 12 months after purchase) ......................................    $      10.65*
                                                                                            ============
CLASS Y
    Net Assets .........................................................................    $  1,822,409
                                                                                            ============
    Capital shares outstanding .........................................................         170,630
                                                                                            ============
    Net asset value, offering and redemption price per share ...........................    $      10.68
                                                                                            ============

                 See accompanying notes to financial statements.

                            TAX-FREE TRUST OF ARIZONA
                             STATEMENT OF OPERATIONS
                 SIX MONTHS ENDED DECEMBER 31, 2005 (UNAUDITED)

INVESTMENT INCOME:

      Interest income ..............................................................                          $  9,293,977

Expenses:

      Management fee (note 3) ......................................................      $    801,612
      Distribution and service fees (note 3) .......................................           340,351
      Transfer and shareholder servicing agent fees ................................           143,608
      Trustees' fees and expenses (note 8) .........................................            86,272
      Legal fees (note 3) ..........................................................            45,790
      Shareholders' reports and proxy statements ...................................            41,848
      Registration fees and dues ...................................................            23,869
      Custodian fees ...............................................................            21,067
      Insurance ....................................................................            13,051
      Auditing and tax fees ........................................................            11,697
      Chief compliance officer (note 3) ............................................             2,291
      Miscellaneous ................................................................            36,119
                                                                                          ------------
      Total expenses ...............................................................         1,567,575

      Expenses paid indirectly (note 6) ............................................            (7,385)
                                                                                          ------------
      Net expenses .................................................................                             1,560,190
                                                                                                              ------------
      Net investment income ........................................................                             7,733,787

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

      Net realized gain (loss) from securities transactions ........................           965,950
      Change in unrealized appreciation on investments .............................        (8,162,396)
                                                                                          ------------
      Net realized and unrealized gain (loss) on investments .......................                            (7,196,446)
                                                                                                              ------------
      Net change in net assets resulting from operations ...........................                          $    537,341
                                                                                                              ============

                See accompanying notes to financial statements.

                            TAX-FREE TRUST OF ARIZONA
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                              SIX MONTHS ENDED
                                                              DECEMBER 31, 2005    YEAR ENDED
                                                                 (UNAUDITED)      JUNE 30, 2005
                                                              -----------------   -------------
OPERATIONS:
    Net investment income ..................................    $   7,733,787     $  16,595,594
    Net realized gain (loss) from securities transactions ..          965,950         2,638,181
    Change in unrealized appreciation on investments .......       (8,162,396)        8,502,759
                                                                -------------     -------------
       Change in net assets resulting from operations ......          537,341        27,736,534
                                                                -------------     -------------

DISTRIBUTIONS TO SHAREHOLDERS (note 10):
    Class A Shares:
    Net investment income ..................................       (7,554,387)      (16,130,904)
    Net realized gain on investments .......................       (2,585,997)         (168,511)

    Class C Shares:
    Net investment income ..................................         (146,383)         (350,024)
    Net realized gain on investments .......................          (61,445)           (4,742)

    Class Y Shares:
    Net investment income ..................................          (34,300)          (69,228)
    Net realized gain on investments .......................          (11,922)             (709)
                                                                -------------     -------------
       Change in net assets from distributions .............      (10,394,434)      (16,724,118)
                                                                -------------     -------------

CAPITAL SHARE TRANSACTIONS (note 7):
    Proceeds from shares sold ..............................       12,934,408        37,284,805
    Reinvested dividends and distributions .................        6,539,897         9,354,161
    Cost of shares redeemed ................................      (29,739,662)      (75,465,638)
                                                                -------------     -------------
       Change in net assets from capital share transactions       (10,265,357)      (28,826,672)
                                                                -------------     -------------
       Change in net assets ................................      (20,122,450)      (17,814,256)

NET ASSETS:
    Beginning of period ....................................      409,067,896       426,882,152
                                                                -------------     -------------
    End of period* .........................................    $ 388,945,446     $ 409,067,896
                                                                =============     =============
    *Includes undistributed (overdistributed) net investment
       income of: ..........................................    $      11,118     $      12,401
                                                                =============     =============

                See accompanying notes to financial statements.

                            TAX-FREE TRUST OF ARIZONA
                          NOTES TO FINANCIAL STATEMENTS
                          DECEMBER 31, 2005 (UNAUDITED)

1. ORGANIZATION

      Tax-Free Trust of Arizona (the "Trust"), a non-diversified, open-end investment company, was organized on October 17, 1985, as a Massachusetts business trust and commenced operations on March 13, 1986. The Trust is authorized to issue an unlimited number of shares and, since its inception to April 1, 1996, offered only one class of shares. On that date, the Trust began offering two additional classes of shares, Class C and Class Y Shares. All shares outstanding prior to that date were designated as Class A Shares and are sold with a front-payment sales charge and bear an annual distribution fee. Class C Shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. Class C Shares, together with a pro-rata portion of all Class C Shares acquired through reinvestment of dividends and other distributions paid in additional Class C Shares, automatically convert to Class A Shares after 6 years. The Class Y Shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodian or similar capacity and are not offered directly to retail investors. Class Y Shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. On October 31, 1997, the Trust established Class I Shares, which are offered and sold only through financial intermediaries and are not offered directly to retail investors. As of the report date, there were no Class I Shares outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a) PORTFOLIO VALUATION: Municipal securities which have remaining maturities of more than 60 days are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and asked quotations. If market quotations or a valuation from the pricing service is not readily available, the security is valued at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase is 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeds 60 days.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

c) FEDERAL INCOME TAXES: It is the policy of the Trust to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Trust intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

d) MULTIPLE CLASS ALLOCATION: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

e) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3. FEES AND RELATED PARTY TRANSACTIONS

a) MANAGEMENT ARRANGEMENTS:

      Aquila Investment Management LLC (the "Manager"), a wholly-owned subsidiary of Aquila Management Corporation, the Trust's founder and sponsor, serves as the Manager for the Trust under an Advisory and Administration Agreement with the Trust. Under the Advisory and Administration Agreement, the Manager provides all investment management and administrative services to the Trust. The Manager's services include providing the office of the Trust and all related services as well as managing relationships with all the various support organizations to the Trust such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor. For its services, the

Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.40 of 1% on the Trust's net assets.

      Under a Compliance Agreement with the Manager, the Manager is compensated for Chief Compliance Officer related services provided to enable the Trust to comply with Rule 38a-1 of the Investment Company Act of 1940.

      Specific details as to the nature and extent of the services provided by the Manager are more fully defined in the Trust's Prospectus and Statement of Additional Information.

b) DISTRIBUTION AND SERVICE FEES:

      The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940, as amended. Under one part of the Plan, with respect to Class A Shares, the Trust is authorized to make distribution fee payments to broker-dealers or others ("Qualified
Recipients") selected by Aquila Distributors, Inc. ("the Distributor") including, but not limited to, any principal underwriter of the Trust, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Trust's shares or servicing of shareholder accounts. The Trust makes payment of this service fee at the annual rate of 0.15% of the Trust's average net assets represented by Class A Shares. For the six months ended December 31, 2005, distribution fees on Class A Shares amounted to $292,090, of which the Distributor retained $12,768.

      Under another part of the Plan, the Trust is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Trust's Class C Shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Trust's average net assets represented by Class C Shares and for the six months ended December 31, 2005 amounted to $36,196. In addition, under a Shareholder Services Plan, the Trust is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Trust's average net assets represented by Class C Shares and for the six months ended December 31, 2005, amounted to $12,065. The total of these payments with respect to Class C Shares amounted to $48,261, of which the Distributor retained $9,006.

      Specific details about the Plans are more fully defined in the Trust's Prospectus and Statement of Additional Information.

      Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Trust's shares. Through agreements between the Distributor and various broker-dealer firms ("dealers"), the Trust's shares are sold primarily through the facilities of these dealers having offices within Arizona, with the bulk of sales commissions inuring to such dealers. For the six months ended December 31, 2005, total commissions on sales of Class A Shares amounted to $323,401, of which the Distributor received $58,069.

c) OTHER RELATED PARTY TRANSACTIONS

      For the six months ended December 31, 2005 the Trust incurred $43,675 of legal fees allocable to Hollyer Brady Barrett & Hines LLP, counsel to the Trust, for legal services in conjunction with the Fund's ongoing operations. The Secretary of the Trust is a Partner of that firm.

4. PURCHASES AND SALES OF SECURITIES

      During the six months ended December 31, 2005, purchases of securities and proceeds from the sales of securities aggregated $33,814,697 and $53,021,171, respectively.

      At December 31, 2005, the aggregate tax cost for all securities was $369,784,443. At December 31, 2005, the aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost amounted to $18,266,086 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value amounted to $158,218 for a net unrealized appreciation of $18,107,868.

5. PORTFOLIO ORIENTATION

      Since the Trust invests principally and may invest entirely in double tax-free municipal obligations of issuers within Arizona, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Arizona and whatever effects these may have upon Arizona issuers' ability to meet their obligations. The Trust is also permitted to invest in U.S. territorial municipal obligations meeting comparable quality standards and providing income which is exempt from both regular Federal and Arizona income taxes. The general policy of the Trust is to invest in such securities only when comparable securities of Arizona issuers are not available in the market. At December 31, 2005, the Trust had 2.0% of its net assets invested in four such municipal issues.

6. EXPENSES

      The Trust has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Trust expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses. It is the general intention of the Trust to invest, to the extent practicable, some or all of cash balances in income-producing assets rather than leave cash on deposit.

7. CAPITAL SHARE TRANSACTIONS

Transactions in Capital Shares of the Trust were as follows:

                                     SIX MONTHS ENDED
                                     DECEMBER 31, 2005                     YEAR ENDED
                                        (UNAUDITED)                      JUNE 30, 2005
                               -----------------------------     -----------------------------
                                  SHARES           AMOUNT           SHARES           AMOUNT
                                  ------           ------           ------           ------
CLASS A SHARES:
  Proceeds from shares sold       1,111,374     $ 11,972,993        3,080,398     $ 33,502,957
  Reinvested distributions          594,359        6,373,391          835,715        9,095,455
  Cost of shares redeemed .      (2,556,727)     (27,504,810)      (6,473,648)     (70,367,220)
                               ------------     ------------     ------------     ------------
  Net change ..............        (850,994)      (9,158,426)      (2,557,535)     (27,768,808)
                               ------------     ------------     ------------     ------------
CLASS C SHARES:

  Proceeds from shares sold          45,168          487,226          288,628        3,146,667
  Reinvested distributions           13,430          144,006           21,278          231,597
  Cost of shares redeemed .        (168,557)      (1,815,669)        (417,909)      (4,539,947)
                               ------------     ------------     ------------     ------------
  Net change ..............        (109,959)      (1,184,437)        (108,003)      (1,161,683)
                               ------------     ------------     ------------     ------------
CLASS Y SHARES:

  Proceeds from shares sold          36,862          474,189           58,294          635,181
  Reinvested distributions            9,138           22,500            2,487           27,109
  Cost of shares redeemed .         (38,613)        (419,183)         (51,305)        (558,471)
                               ------------     ------------     ------------     ------------
  Net change ..............           7,387           77,506            9,476          103,819
                               ------------     ------------     ------------     ------------
Total transactions in Trust
  shares ..................        (953,566)    $(10,265,357)      (2,656,062)    $(28,826,672)
                               ============     ============     ============     ============

8. TRUSTEES' FEES AND EXPENSES

      At December 31, 2005 there were 6 Trustees, one of which is affiliated with the Manager and is not paid any fees. The total amount of Trustees' service and attendance fees paid during the six months ended December 31, 2005 was $66,142, to cover carrying out their responsibilities and attendance at regularly scheduled quarterly Board Meetings and meetings of the Independent Trustees held prior to each quarterly Board Meeting. When additional or special meetings are held the meeting fees are paid to those Trustees in attendance. Trustees are reimbursed for their expenses such as travel, accommodations, and meals incurred in connection with attendance at Board Meetings and at the Annual Meeting and outreach meetings of Shareholders. For the six months ended December 31, 2005, such meeting-related expenses amounted to $20,130.

9. SECURITIES TRADED ON A WHEN-ISSUED BASIS

      The Trust may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Trust with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Trust at the time of entering into the transaction. Beginning on the date the Trust enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the amount of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

10. INCOME TAX INFORMATION AND DISTRIBUTIONS

      The Trust declares dividends daily from net investment income and makes payments monthly in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder's option. Net realized capital gains, if any, are distributed annually and are taxable.

      The Trust intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Arizona income taxes. However, due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Trust may not be the same as the Trust's net investment income, and/or net realized securities gains. Further, a small portion of the dividends may, under some circumstances, be subject to taxes at ordinary income rates. For certain shareholders, some dividend income may, under some circumstances, be subject to the alternative minimum tax.

      The tax character of distributions:

                                                  Year Ended June 30,
                                                 2005              2004
                                             -----------       -----------
      Net tax-exempt income                  $16,523,577       $18,316,192
      Ordinary income                             26,579             9,113
      Long Term Capital Gain                     173,962                --
                                             -----------       -----------
                                             $16,724,118       $18,325,305
                                             ===========       ===========

      As of June 30, 2005, the components of distributable earnings on a tax basis were as follows:

      Undistributed long term capital gain                     $ 2,525,835
      Unrealized appreciation                                   26,278,181
      Undistributed tax-exempt income                               69,429
      Undistributed ordinary income                                133,480
                                                               -----------
                                                               $29,006,925
                                                               ===========

      At June 30, 2005, the difference between book basis and tax basis unrealized appreciation was attributable primarily to the treatment of accretion of discounts and amortization of premiums.

                            TAX-FREE TRUST OF ARIZONA
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                                   CLASS A
                                                             SIX MONTHS    --------------------------------------------------------
                                                               ENDED                          YEAR ENDED JUNE 30,
                                                              12/31/05     --------------------------------------------------------
                                                            (UNAUDITED)       2005        2004        2003        2002        2001
                                                            -----------    --------    --------    --------    --------    --------
Net asset value, beginning of period .....................   $  10.92      $  10.64    $  11.08    $  10.65    $  10.49    $  10.17
                                                             --------      --------    --------    --------    --------    --------
Income from investment operations:
    Net investment income + ..............................       0.21          0.43        0.44        0.45        0.48        0.50
    Net gain (loss) on securities (both realized and
      unrealized) ........................................      (0.20)         0.28       (0.44)       0.43        0.17        0.33
                                                             --------      --------    --------    --------    --------    --------
    Total from investment operations .....................       0.01          0.71        0.00        0.88        0.65        0.83
                                                             --------      --------    --------    --------    --------    --------
Less distributions (note 10):
    Dividends from net investment income .................      (0.21)        (0.43)      (0.44)      (0.45)      (0.49)      (0.51)
    Distributions from capital gains .....................      (0.07)           -*          --          --          --          --
                                                             --------      --------    --------    --------    --------    --------
    Total distributions ..................................      (0.28)        (0.43)      (0.44)      (0.45)      (0.49)      (0.51)
                                                             --------      --------    --------    --------    --------    --------
Net asset value, end of period ...........................   $  10.65      $  10.92    $  10.64    $  11.08    $  10.65    $  10.49
                                                             ========      ========    ========    ========    ========    ========
Total return (not reflecting sales charge) ...............       0.14%**       6.79%      (0.04)%      8.41%       6.33%       8.31%

Ratios/supplemental data
    Net assets, end of period (in thousands) .............   $378,108      $396,840    $413,915    $471,310    $434,667    $385,931
    Ratio of expenses to average net assets ..............       0.77%***      0.74%       0.70%       0.70%       0.69%       0.71%
    Ratio of net investment income to average net assets .       3.87%***      3.95%       4.03%       4.13%       4.57%       4.78%
    Portfolio turnover rate ..............................       8.53%**      19.54%      15.08%      19.71%      23.47%      16.92%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

    Ratio of expenses to average net assets                      0.76%***      0.73%       0.70%       0.70%       0.68%       0.68%

----------
+     Per share amounts have been calculated using the monthly average shares method.
*     Amount represents less than $0.01.
**    Not annualized.
***   Annualized.

Note: On August 1, 2004, Aquila Investment Management LLC assumed full investment management responsibilities, replacing Banc One Investment Advisors Corporation, the Trust's Investment Sub-Adviser.

                See accompanying notes to financial statements.

                            TAX-FREE TRUST OF ARIZONA
                        FINANCIAL HIGHLIGHTS (CONTINUED)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                        CLASS C
                                               ------------------------------------------------------------------------------------
                                               SIX MONTHS
                                                  ENDED                                   YEAR ENDED JUNE 30,
                                                 12/31/05        ------------------------------------------------------------------
                                               (UNAUDITED)         2005           2004           2003           2002          2001
                                               -----------       -------        -------        -------        -------       -------
Net asset value, beginning of period .........   $ 10.92         $ 10.64        $ 11.08        $ 10.66        $ 10.49       $ 10.18
                                                 -------         -------        -------        -------        -------       -------
Income from investment operations
  Net investment income + ....................      0.16            0.34           0.34           0.36           0.39          0.41
  Net gain (loss) on securities (both realized
    and unrealized) ..........................     (0.19)           0.28          (0.44)          0.42           0.18          0.32
                                                 -------         -------        -------        -------        -------       -------
  Total from investment operations ...........     (0.03)           0.62          (0.10)          0.78           0.57          0.73
                                                 -------         -------        -------        -------        -------       -------
Less distributions (note 10):
  Dividends from net investment income .......     (0.17)          (0.34)         (0.34)         (0.36)         (0.40)        (0.42)
  Distributions from capital gains ...........     (0.07)             -*             --             --             --            --
                                                 -------         -------        -------        -------        -------       -------
  Total distributions ........................     (0.24)          (0.34)         (0.34)         (0.36)         (0.40)        (0.42)
                                                 -------         -------        -------        -------        -------       -------
Net asset value, end of period ...............   $ 10.65         $ 10.92        $ 10.64        $ 11.08        $ 10.66       $ 10.49
                                                 =======         =======        =======        =======        =======       =======
Total return (not reflecting sales charge) ...     (0.29)%**        5.89%         (0.89)%         7.40%          5.53%         7.29%

Ratios/supplemental data
  Net assets, end of period (in thousands) ...   $ 9,015         $10,441        $11,325        $11,307        $ 7,427       $ 4,269
  Ratio of expenses to average net assets ....      1.62%***        1.59%          1.55%          1.55%          1.54%         1.55%
  Ratio of net investment income to average
    net assets ...............................      3.03%***        3.10%          3.17%          3.26%          3.69%         3.92%
  Portfolio turnover rate ....................      8.53%**         9.54%         15.08%         19.71%         23.47%        16.92%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

  Ratio of expenses to average net assets ....      1.61%***        1.58%          1.55%          1.55%          1.53%         1.53%

                                                                                       CLASS Y
                                               ----------------------------------------------------------------------------------
                                               SIX MONTHS
                                                  ENDED                                  YEAR ENDED JUNE 30,
                                                12/31/05          ---------------------------------------------------------------
                                               (UNAUDITED)          2005          2004          2003          2002          2001
                                               -----------        -------       -------       -------       -------       -------
Net asset value, beginning of period .........   $ 10.95          $ 10.67       $ 11.11       $ 10.68       $ 10.51       $ 10.20
                                                 -------          -------       -------       -------       -------       -------
Income from investment operations
  Net investment income + ....................      0.22             0.45          0.45          0.47          0.50          0.52
  Net gain (loss) on securities (both realized
    and unrealized) ..........................     (0.20)            0.28         (0.44)         0.43          0.18          0.32
                                                 -------          -------       -------       -------       -------       -------
  Total from investment operations ...........      0.02             0.73          0.01          0.90          0.68          0.84
                                                 -------          -------       -------       -------       -------       -------
Less distributions (note 10):
  Dividends from net investment income .......     (0.22)           (0.45)        (0.45)        (0.47)        (0.51)        (0.53)
  Distributions from capital gains ...........     (0.07)              -*            --            --            --            --
                                                 -------          -------       -------       -------       -------       -------
  Total distributions ........................     (0.29)           (0.45)        (0.45)        (0.47)        (0.51)        (0.53)
                                                 -------          -------       -------       -------       -------       -------
Net asset value, end of period ...............   $ 10.68          $ 10.95       $ 10.67       $ 11.11       $ 10.68       $ 10.51
                                                 =======          =======       =======       =======       =======       =======
Total return (not reflecting sales charge) ...      0.22%**          6.95%         0.12%         8.56%         6.58%         8.35%

Ratios/supplemental data
  Net assets, end of period (in thousands) ...   $ 1,822          $ 1,787       $ 1,640       $ 3,784       $ 2,085       $ 1,679
  Ratio of expenses to average net assets ....      0.62%***         0.59%         0.56%         0.55%         0.54%         0.56%
  Ratio of net investment income to average
    net assets ...............................      4.02%***         4.10%         4.19%         4.25%         4.71%         4.94%
  Portfolio turnover rate ....................      8.53%**         19.54%        15.08%        19.71%        23.47%        16.92%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

  Ratio of expenses to average net assets ....      0.61%***         0.58%         0.55%         0.55%         0.53%         0.54%

----------
+     Per share amounts have been calculated using the monthly average shares method.
*     Amount represents less than $0.01.
**    Not annualized.
***   Annualized.

Note: On August 1, 2004, Aquila Investment Management LLC assumed full investment management responsibilities, replacing Banc One Investment Advisors Corporation, the Trust's Investment Sub-Adviser.

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------

ANALYSIS OF EXPENSES (UNAUDITED)

      As a shareholder of the Trust, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges ("CDSC") with respect to Class C shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Trust expenses. The tables below are intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

      The tables below are based on an investment of $1,000 invested on July 1, 2005 and held for the six months ended December 31, 2005.

ACTUAL EXPENSES

      This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

FOR THE SIX MONTHS ENDED DECEMBER 31, 2005

                    ACTUAL
                 TOTAL RETURN       BEGINNING          ENDING         EXPENSES
                   WITHOUT           ACCOUNT           ACCOUNT      PAID DURING
               SALES CHARGES(1)       VALUE             VALUE      THE PERIOD(2)
--------------------------------------------------------------------------------
Class A              0.14%          $1,000.00         $1,001,40        $3.83
--------------------------------------------------------------------------------
Class C             (0.29)%         $1,000.00         $  997.10        $8.11
--------------------------------------------------------------------------------
Class Y              0.22%          $1,000.00         $1,002.20        $3.07
--------------------------------------------------------------------------------

(1) ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS, IF ANY, AT NET ASSET VALUE AND DOES NOT REFLECT THE DEDUCTION OF THE APPLICABLE SALES CHARGES WITH RESPECT TO CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES ("CDSC") WITH RESPECT TO CLASS C SHARES. TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL RETURN FOR THE YEAR.

(2) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 0.76%, 1.61% AND 0.61% FOR THE TRUST'S CLASS A, C AND Y SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Trust's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Trust and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Trust with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

      Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, with respect to Class A shares. The example does not reflect the deduction of contingent deferred sales charges ("CDSC") with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

FOR THE SIX MONTHS ENDED DECEMBER 31, 2005

               HYPOTHETICAL
                ANNUALIZED        BEGINNING          ENDING           EXPENSES
                   TOTAL           ACCOUNT           ACCOUNT        PAID DURING
                  RETURN            VALUE             VALUE        THE PERIOD(1)
--------------------------------------------------------------------------------
Class A            5.00%          $1,000.00         $1,021.38          $3.87
--------------------------------------------------------------------------------
Class C            5.00%          $1,000.00         $1,017.08          $8.19
--------------------------------------------------------------------------------
Class Y            5.00%          $1,000.00         $1,022.14          $3.10
--------------------------------------------------------------------------------

(1) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 0.76%, 1.61% AND 0.61% FOR THE TRUST'S CLASS A, C AND Y SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

SHAREHOLDER MEETING RESULTS (UNAUDITED)

The Annual Meeting of Shareholders of Tax-Free Trust of Arizona (the "Trust") was held on October 12, 2005. The holders of shares representing 76% of the total net asset value of the shares entitled to vote were present in person or by proxy. At the meeting, the following matters were voted upon and approved by the shareholders (the resulting votes for each matter are presented below).

1.    To elect Trustees.

                                               DOLLAR AMOUNT OF VOTES
                                          --------------------------------
      TRUSTEE                                 FOR                WITHHELD
      -------                                 ---                --------
      Ernest Calderon                     $306,867,161        $    653,692
      Thomas W. Courtney                  $306,855,378        $    665,485
      Grady Gammage, Jr                   $306,785,794        $    735,070
      Diana P. Herrmann                   $306,860,897        $    659,966
      John C. Lucking                     $306,904,151        $    616,712
      Anne J. Mills                       $306,875,315        $    645,692

2. To act on the selection of Tait, Weller & Baker LLP as the Trust's independent registered public accounting firm.

      FOR                                    AGAINST             ABSTAIN
      ---                                    -------             -------

      $305,693,503                          $278,845           $1,548,504

--------------------------------------------------------------------------------

INFORMATION AVAILABLE (UNAUDITED)

      Much of the information that the funds in the Aquilasm Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent the entire list of portfolio securities of your Trust twice a year in the semi-annual and annual reports you receive. Additionally, we prepare, and have available, portfolio listings at the end of each quarter. Whenever you may be interested in seeing a listing of your Trust's portfolio other than in your shareholder reports, please check our website http://www.aquilafunds.com or call us at 1-800-437-1020.

      The Trust additionally files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at http://www.sec.gov. You may also review or, for a fee, copy the forms at the SEC's Public Reference Room in Washington, DC or by calling 800-SEC-0330.

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

PROXY VOTING RECORD (UNAUDITED)

      The Trust does not invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered at any shareholder meeting held during the 12 months ended June 30, 2005 with respect to which the Trust was entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at http://www.sec.gov.

--------------------------------------------------------------------------------

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

FOUNDERS

  Lacy B. Herrmann, Chairman Emeritus
  AQUILA MANAGEMENT CORPORATION

MANAGER

  AQUILA INVESTMENT MANAGEMENT LLC
  380 Madison Avenue, Suite 2300
  New York, New York 10017

BOARD OF TRUSTEES

  Anne J. Mills, Chair
  Ernest Calderon
  Thomas W. Courtney
  Grady Gammage, Jr.
  Diana P. Herrmann
  John C. Lucking

OFFICERS

  Diana P. Herrmann, President
  Arthur K. Carlson, Executive Vice President
  Todd W. Curtis, Senior Vice President and Portfolio Manager
  Alan R. Stockman, Senior Vice President
  Kimball L. Young, Senior Vice President
  Robert W. Anderson, Chief Compliance Officer
  Joseph P. DiMaggio, Chief Financial Officer and Treasurer
  Edward M.W. Hines, Secretary

DISTRIBUTOR

  AQUILA DISTRIBUTORS, INC.
  380 Madison Avenue, Suite 2300
  New York, New York 10017

TRANSFER AND SHAREHOLDER SERVICING AGENT

  PFPC INC.
  101 Sabin Street
  Pawtuckett, RI 02860

CUSTODIAN

  BANK ONE TRUST COMPANY, N.A.
  101 Polaris Parkway
  Columbus, Ohio 43040

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

  Tait, Weller & Baker LLP
  1818 Market Street, Suite 2400
  Philadelphia, PA 19103

Further information is contained in the Prospectus, which must precede or accompany this report.


ITEM 2.  CODE OF ETHICS.

	 Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

	 Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

	 Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
		Not applicable.

ITEM 6.  [RESERVED]

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

ITEM 8. [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the fling of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.


SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

TAX-FREE TRUST OF ARIZONA


By:  /s/  Diana P. Herrmann
- - ---------------------------------
President and Trustee
March 9, 2006


By:  /s/  Joseph P. DiMaggio
- - -----------------------------------
Chief Financial Officer and Treasurer
March 9, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:  /s/  Diana P. Herrmann
- - ---------------------------------
Diana P. Herrmann
President and Trustee
March 9, 2006



By:  /s/  Joseph P. DiMaggio
- - -----------------------------------
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
March 9, 2006



TAX-FREE TRUST OF ARIZONA

EXHIBIT INDEX

(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.